Operating segments	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Operating segments

17. Operating segments

The Company conducts its business as a single operating segment, being the investment in royalties, streaming and similar interests.

Revenue by geographical region

Revenue by geographical region, including revenues derived from the royalties, streaming and other mineral interests, are determined by the location of the mining operations giving rise to the royalties, streaming and other mineral interests. For the years ended December 31, 2025, 2024 and 2023, revenue was earned from the following jurisdictions:

	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	($)	($)	($)
Revenue by geographical region:
Bosnia and Herzegovina	3,224	893	—
Canada	5,439	3,636	1,229
USA	1,967	1,957	1,307
Brazil	3,631	2,458	74
Mexico	1,349	1,159	438
	15,610	10,103	3,048

Non-current assets by geographical region

Except for the streaming interest located in Bosnia and Herzegovina and royalties on gold projects located in the USA, Brazil, Mexico, Colombia, Peru and Turkey, all of the Company's assets and liabilities are held in Canada. The following table summarizes the Company's non-current assets by geographical region, as at December 31, 2025 and December 31, 2024. Geographical regions of royalties, streaming and other mineral interests are determined by the location of the properties related to the royalties, streaming and other mineral interests.

	As at
	December 31, 2025	December 31, 2024
	($)	($)
Non-current assets by geographical region as of:
Bosnia and Herzegovina	48,944	50,572
Canada	439,715	438,717
USA	197,423	197,751
Brazil	102,728	31,990
Mexico	5,142	6,356
Colombia	4,527	4,527
Turkey	949	949
Peru	782	782
	800,210	731,644